Accrued Expenses and Other Current Liabilities	12 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of September 30,
	2023	2024
Accrued interest expenses	1,268	24,019
Other current liabilities	—	9,190
Accrued expenses and other current liabilities	1,268	33,209